Investments In and Receivables from Affiliates	12 Months Ended
Oct. 29, 2017
Investments In and Receivables from Affiliates
Investments In and Receivables from Affiliates

Note I

Investments In and Receivables From Affiliates

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

(in thousands)	Segment	% Owned	October 29, 2017	October 30, 2016
MegaMex Foods, LLC	Grocery Products	50%	$ 177,657	$ 180,437

Foreign joint ventures	International & Other	Various (26 – 40%)	64,712	59,153

Total			$ 242,369	$ 239,590

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2017	2016	2015

MegaMex Foods, LLC	Grocery Products	$ 31,357	$ 30,651	$ 26,849

Foreign joint ventures	International & Other	8,233	8,034	(2,962)

Total		$ 39,590	$ 38,685	$ 23,887

Equity in earnings of affiliates in fiscal 2015 included charges related to the exit from international joint venture businesses. Dividends received from affiliates for the fiscal years ended October 29, 2017, October 30, 2016, and October 25, 2015, were $27.5 million, $46.2 million, and $37.3 million, respectively. The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex Foods, LLC, of which $14.4 million is remaining as of October 29, 2017. This difference is being amortized through equity in earnings of affiliates.